Schedule of Investments
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.33%
Australia–0.58%
CSL Ltd.	36,751	$7,572,243
Brazil–1.86%
B3 S.A. - Brasil, Bolsa, Balcao	1,788,434	17,518,431
Banco Bradesco S.A., ADR	2,028,038	6,956,170
		24,474,601
Canada–6.11%
Canadian National Railway Co.	311,294	33,152,794
CGI, Inc., Class A(a)	586,861	39,833,650
Suncor Energy, Inc.	602,548	7,357,914
		80,344,358
China–11.23%
Alibaba Group Holding Ltd., ADR(a)	161,618	47,512,460
China Mengniu Dairy Co. Ltd.	3,187,000	15,040,923
JD.com, Inc., ADR(a)	109,652	8,510,092
Kweichow Moutai Co. Ltd., A Shares	33,013	8,115,674
New Oriental Education & Technology Group, Inc., ADR(a)	104,123	15,566,388
Tencent Holdings Ltd.	346,800	23,094,582
Wuliangye Yibin Co. Ltd., A Shares	302,697	9,853,419
Yum China Holdings, Inc.	375,261	19,870,070
		147,563,608
Denmark–2.96%
Carlsberg A/S, Class B	174,002	23,429,389
Novo Nordisk A/S, Class B	222,085	15,426,418
		38,855,807
France–4.65%
LVMH Moet Hennessy Louis Vuitton SE	18,796	8,787,052
Pernod Ricard S.A.	79,702	12,719,649
Sanofi	129,537	12,959,547
Schneider Electric SE	215,084	26,695,148
		61,161,396
Germany–7.87%
Allianz SE	75,958	14,570,156
Beiersdorf AG	108,904	12,384,341
Deutsche Boerse AG	173,500	30,469,914
Knorr-Bremse AG	113,475	13,404,317
SAP SE	208,863	32,524,853
		103,353,581
Hong Kong–1.72%
AIA Group Ltd.	2,290,400	22,563,139
India–1.59%
HDFC Bank Ltd., ADR	417,103	20,838,466
Ireland–2.67%
Flutter Entertainment PLC(a)	68,681	10,816,574
ICON PLC(a)	126,891	24,247,601
		35,064,175
Shares		Value
Italy–2.02%
FinecoBank Banca Fineco S.p.A.(a)	1,927,453	$26,521,273
Japan–13.02%
Asahi Group Holdings Ltd.	607,400	21,155,458
FANUC Corp.	91,200	17,495,551
Hoya Corp.	233,100	26,274,950
Kao Corp.	156,000	11,706,261
Keyence Corp.	32,900	15,332,802
Koito Manufacturing Co. Ltd.	283,800	14,468,210
Komatsu Ltd.	826,900	18,203,888
Nidec Corp.	110,000	10,230,113
Olympus Corp.	448,600	9,311,684
SMC Corp.	27,800	15,472,301
Sony Corp.	148,700	11,373,307
		171,024,525
Macau–1.48%
Galaxy Entertainment Group Ltd.	2,883,000	19,513,194
Mexico–2.23%
Wal-Mart de Mexico S.A.B. de C.V., Series V	12,189,248	29,244,493
Netherlands–4.89%
ASML Holding N.V.	29,892	11,022,213
Prosus N.V.(a)	233,866	21,566,655
Wolters Kluwer N.V.	370,686	31,647,674
		64,236,542
Singapore–0.72%
United Overseas Bank Ltd.	677,966	9,517,396
South Korea–3.37%
NAVER Corp.	83,711	21,194,869
Samsung Electronics Co. Ltd.	459,515	23,152,973
		44,347,842
Sweden–4.06%
Investor AB, Class B	574,298	37,448,769
Sandvik AB(a)	813,060	15,860,442
		53,309,211
Switzerland–9.49%
Alcon, Inc.(a)	247,068	14,027,050
Kuehne + Nagel International AG	130,803	25,363,311
Logitech International S.A.	173,130	13,397,406
Nestle S.A.	253,590	30,085,688
Novartis AG	179,653	15,612,073
Roche Holding AG	76,564	26,194,629
		124,680,157
Taiwan–3.00%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	486,678	39,454,985
United Kingdom–3.60%
British American Tobacco PLC	370,996	13,334,692
Linde PLC	82,501	19,645,963

See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Shares		Value
United Kingdom–(continued)
RELX PLC	650,325	$14,394,896
		47,375,551
United States–8.21%
Amcor PLC, CDI	1,592,972	17,713,999
Booking Holdings, Inc.(a)	14,731	25,200,027
Broadcom, Inc.	105,981	38,610,998
Philip Morris International, Inc.	351,631	26,368,809
		107,893,833
Total Common Stocks & Other Equity Interests (Cost $845,659,100)		1,278,910,376
Money Market Funds–3.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(b)(c)	15,208,150	15,208,150
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(b)(c)	10,654,762	$10,660,089
Invesco Treasury Portfolio, Institutional Class, 0.02%(b)(c)	17,380,743	17,380,743
Total Money Market Funds (Cost $43,243,692)		43,248,982
TOTAL INVESTMENTS IN SECURITIES—100.62% (Cost $888,902,792)		1,322,159,358
OTHER ASSETS LESS LIABILITIES–(0.62)%		(8,157,538)
NET ASSETS–100.00%		$1,314,001,820
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,279,963	$114,473,218	$(113,545,031)	$-	$-	$15,208,150	$58,875
Invesco Liquid Assets Portfolio, Institutional Class	10,203,588	81,766,585	(81,318,782)	3,297	5,401	10,660,089	63,431
Invesco Treasury Portfolio, Institutional Class	16,319,957	130,826,535	(129,765,749)	-	-	17,380,743	62,943
Total	$40,803,508	$327,066,338	$(324,629,562)	$3,297	$5,401	$43,248,982	$185,249

(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$7,572,243	$—	$7,572,243
Brazil	24,474,601	—	—	24,474,601
Canada	80,344,358	—	—	80,344,358
China	91,459,010	56,104,598	—	147,563,608
Denmark	—	38,855,807	—	38,855,807
France	—	61,161,396	—	61,161,396
Germany	—	103,353,581	—	103,353,581
Hong Kong	—	22,563,139	—	22,563,139
India	20,838,466	—	—	20,838,466
Ireland	24,247,601	10,816,574	—	35,064,175
Italy	—	26,521,273	—	26,521,273
Japan	—	171,024,525	—	171,024,525
Macau	—	19,513,194	—	19,513,194
Mexico	29,244,493	—	—	29,244,493
Netherlands	—	64,236,542	—	64,236,542
Singapore	—	9,517,396	—	9,517,396
South Korea	—	44,347,842	—	44,347,842
Sweden	—	53,309,211	—	53,309,211
Switzerland	—	124,680,157	—	124,680,157
Taiwan	39,454,985	—	—	39,454,985
United Kingdom	19,645,963	27,729,588	—	47,375,551
United States	90,179,834	17,713,999	—	107,893,833
Money Market Funds	43,248,982	—	—	43,248,982
Total Investments	$463,138,293	$859,021,065	$—	$1,322,159,358
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. International Growth Fund